Shareholder Report, Line Graph (Details) 195695_Amplify SILJ Covered Call ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Aug. 18, 2025	Sep. 30, 2025
Amplify SILJ Covered Call ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Amplify SILJ Covered Call ETF NAV
Accumulated Value	$ 10,000	$ 11,933
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	$ 10,000	$ 10,388